Note 3 - Debt and Equity Securities - Sales of Debt and Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross proceeds	$ 54,870	$ 37,325	$ 39,857
Gross realized gains	901	75	102
Gross realized losses	(19)	(343)	(752)
Net realized gains (losses)	$ 882	$ (268)	$ (650)